LIBERTY NEWPORT INTERNATIONAL EQUITY FUND             PROSPECTUS, MARCH 1, 2002
--------------------------------------------------------------------------------

CLASS A, B AND C SHARES

Advised by Newport Fund Management, Inc.


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


TABLE OF CONTENTS


THE FUND                                                                      2
--------------------------------------------------------------------------------
Investment Goal ............................................................  2

Principal Investment Strategies ............................................  2

Principal Investment Risks .................................................  2

Performance History ........................................................  4

Your Expenses ..............................................................  6

YOUR ACCOUNT                                                                  7
--------------------------------------------------------------------------------
How to Buy Shares ..........................................................  7

Sales Charges ..............................................................  8

How to Exchange Shares ..................................................... 12

How to Sell Shares ......................................................... 12

Fund Policy on Trading of Fund Shares ...................................... 14

Distribution and Service Fees .............................................. 14

Other Information About Your Account ....................................... 15

MANAGING THE FUND                                                            18
--------------------------------------------------------------------------------
Investment Advisor ......................................................... 18

Portfolio Managers ......................................................... 18

FINANCIAL HIGHLIGHTS                                                         19
--------------------------------------------------------------------------------

---------------------------
Not FDIC  May Lose Value
          -----------------
Insured   No Bank Guarantee
---------------------------

                                    THE FUND
GROWTH COMPANIES

In selecting stocks for the Fund, the advisor will choose stocks of growth companies with long-term, above-average growth potential. These companies will be found in market segments that are driving economic growth. Stock selection will target companies with proven management, predictable growth rates and low levels of debt.

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term growth.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, primarily of growth companies located outside of the United States. The Fund is a non-diversified mutual fund and, although it generally will not, it may invest more than 5% of its total assets in the securities of a single issuer.

At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

THE FUND

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of a single issuer. This may increase issuer risk and, therefore, the Fund may have a greater risk of loss than a similar diversified mutual fund.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND

UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each complete calendar year since it commenced operations. They includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and the life of the Fund periods. They include the effects of Fund expenses. The table shows the returns of each share class and includes the effects of sales charges.

The Fund's return is compared to the Morgan Stanley Capital International EAFE
(GDP) Index (Morgan Stanley Index), an unmanaged index that tracks the performance of international stocks. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. It is not possible to invest directly in indices.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares excluding sales charges. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.

[BAR CHART]

CALENDAR YEAR TOTAL RETURNS (CLASS A)
--------------------------------------------------------------------------------

Year
1992
1993               33.76%
1994               -0.93%
1995               13.06%
1996               20.63%
1997                5.95%
1998               10.56%
1999               29.21%
2000              -21.70%
2001              -26.04%

For period shown in bar chart:

Best quarter:  4th quarter 1999, +22.22%

Worst quarter:  1st quarter 2001, -18.20%

THE FUND

After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                   1 YEAR        5 YEARS    LIFE OF THE FUND
Class A (%)
    Return Before Taxes             -30.30        -3.75         3.72
    Return After Taxes on
       Distributions                -30.30        -5.25         2.20
    Return After Taxes on
       Distributions and Sale
       of Fund Shares               -18.45        -3.06         2.75
--------------------------------------------------------------------------------
Class B (%)
    Return Before Taxes             -30.45        -3.58         3.60
    Return After Taxes on
       Distributions                -30.45        -4.99         2.26
    Return After Taxes on
       Distributions and Sale
       of Fund Shares               -18.54        -2.85         2.77
--------------------------------------------------------------------------------
Class C (%)
    Return Before Taxes             -27.38        -3.21(1)      3.64(1)
    Return After Taxes on
       Distributions                -27.38        -4.64(1)      2.28(1)
    Return After Taxes on
       Distributions and Sale
       of Fund Shares               -16.67        -2.59(1)      2.79(1)
--------------------------------------------------------------------------------
Morgan Stanley Index (%)            -22.20         2.90         6.37(2)
--------------------------------------------------------------------------------

(1) Class C is a newer class of shares. Its performance information includes returns of the Fund's Class B shares (the oldest existing fund class with a similar expense structure) for periods prior to the inception of the newer class of shares. Class A and B shares were initially offered on June 8, 1992, and Class C shares were initially offered on August 1, 1997.


(2) Performance information is from May 31, 1992.

THE FUND


UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain
  the same

- Assumes reinvestment of all dividends and distributions

- Assumes Class B shares convert to Class A shares after eight years



YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


SHAREHOLDER FEES(3) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                CLASS A      CLASS B     CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)           5.75         0.00      0.00
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)     1.00(4)      5.00      1.00
--------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount
redeemed, if applicable)                            (5)         (5)       (5)


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                    CLASS A   CLASS B  CLASS C
Management fees (%)                                   0.75     0.75     0.75
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)             0.25     1.00     1.00
--------------------------------------------------------------------------------
Other expenses (%)                                    1.11     1.11     1.11
--------------------------------------------------------------------------------
Total annual fund operating expenses (%)              2.11     2.86     2.86


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------

CLASS                                1 YEAR     3 YEARS    5 YEARS    10 YEARS

Class A                                $777     $1,198     $1,644     $2,876
--------------------------------------------------------------------------------
Class B:  did not sell your shares     $289       $886     $1,508     $3,008

          sold all your shares at
          the end of the period        $789     $1,186     $1,708     $3,008
--------------------------------------------------------------------------------
Class C:  did not sell your shares     $289       $886     $1,508     $3,185
         sold all your shares at
         the end of the period         $389       $886     $1,508     $3,185


(3) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(4) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(5)      There is a $7.50 charge for wiring sale proceeds to your bank.

                                  YOUR ACCOUNT


INVESTMENT MINIMUMS

Initial Investment .................................................     $1,000
Subsequent Investments .............................................       $250
Automatic Investment Plan* .........................................        $50
Retirement Plan* ...................................................        $25

* The initial investment minimum of $1,000 is waived on these plans.

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------

METHOD                      INSTRUCTIONS
Through your                Your financial advisor can help you establish your account and buy Fund shares on your
financial advisor           behalf.  To receive the current trading day's price, your financial advisor firm must receive your request prior to the close of the New York Stock Exchange (NYSE), usually
                            4:00 p.m. Eastern time.  Your financial advisor may charge you fees for executing the purchase for you.
--------------------------------------------------------------------------------------------------------------------
By check                    For new accounts send a completed application and check made payable to the Fund to the
(new account)               transfer agent, Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.

--------------------------------------------------------------------------------------------------------------------
By check                    For existing accounts fill out and return the additional investment stub included in
(existing account)          your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc.,
                            P.O. Box 1722, Boston, MA 02105-1722.

--------------------------------------------------------------------------------------------------------------------
By exchange                 You or your financial advisor may acquire shares for your account by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost.
                            There may be an additional charge if exchanging from a money market fund.  To exchange by telephone, call 1-800-422-3737.

--------------------------------------------------------------------------------------------------------------------
By electronic funds         You may purchase shares by electronically transferring money from your bank account to
transfer                    your Fund account by calling 1-800-422-3737.  An electronic funds transfer may take up to two business days to settle and be considered in "good form."  You must set up this feature prior to your telephone request.  Be sure to complete the appropriate section of the application.

--------------------------------------------------------------------------------------------------------------------
Automatic                   You can make monthly or quarterly investments automatically from your bank account to
investment plan             your Fund account.  You can select a pre-authorized amount to be sent via electronic funds transfer.  Be sure to complete the appropriate section of the application for this feature.

--------------------------------------------------------------------------------------------------------------------
Automated dollar cost       You can purchase shares for your account by exchanging $100 or more each month from
averaging                   another fund for shares of the same class of the Fund at no additional cost.  You must have a current balance of at least $5,000 in the fund the money is coming from.  The designated amount will be exchanged on the third Tuesday of each month.  Exchanges will continue so long as your fund balance is sufficient to complete the transfers.  You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-422-3737.  Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------------------------------------------
By dividend                 You may automatically invest dividends distributed by another fund into the same class
diversification             of shares of the Fund at no additional sales charge.  To invest your dividends in the
                            Fund, call 1-800-345-6611.

YOUR ACCOUNT


CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.



SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares are made at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. A portion of the sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


CLASS A SALES CHARGES
--------------------------------------------------------------------------------

                                                                             % OF
                                                                           OFFERING
                                              AS A % OF                      PRICE
                                             THE PUBLIC       AS A %      RETAINED BY
                                              OFFERING       OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                              PRICE       INVESTMENT   ADVISOR FIRM
Less than $50,000                               5.75           6.10          5.00
----------------------------------------------------------------------------------------
$50,000 to less than $100,000                   4.50           4.71          3.75
----------------------------------------------------------------------------------------
$100,000 to less than $250,000                  3.50           3.63          2.75
----------------------------------------------------------------------------------------
$250,000 to less than $500,000                  2.50           2.56          2.00
----------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                2.00           2.04          1.75
----------------------------------------------------------------------------------------
$1,000,000 or more                              0.00           0.00          0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchasing through a fee based program.

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

YOUR ACCOUNT

UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.



PURCHASES OVER $1 MILLION
--------------------------------------------------------------------------------

AMOUNT OF PURCHASE                                              COMMISSION %
First $3 million                                                   1.00
--------------------------------------------------------------------------------
$3 million to less than $5 million                                 0.80
--------------------------------------------------------------------------------
$5 million to less than $25 million                                0.50
--------------------------------------------------------------------------------
$25 million or more                                                0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children reaches a sales charge discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor firm an up-front commission on sales of Class B shares as described in the charts below.

YOUR ACCOUNT


PURCHASES OF LESS THAN $250,000:


CLASS B SALES CHARGES
--------------------------------------------------------------------------------

HOLDING PERIOD AFTER PURCHASE                             % DEDUCTED WHEN
                                                          SHARES ARE SOLD

Through first year                                             5.00
--------------------------------------------------------------------------------
Through second year                                            4.00
--------------------------------------------------------------------------------
Through third year                                             3.00
--------------------------------------------------------------------------------
Through fourth year                                            3.00
--------------------------------------------------------------------------------
Through fifth year                                             2.00
--------------------------------------------------------------------------------
Through sixth year                                             1.00
--------------------------------------------------------------------------------
Longer than six years                                          0.00

Commission to financial advisors is 5.00%.
Automatic conversion to Class A shares occurs eight years after purchase.

You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will be subject to the lower CDSC and the applicable reduced holding period.

PURCHASES OF $250,000 TO LESS THAN $500,000:

CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
Through first year                                             3.00
--------------------------------------------------------------------------------
Through second year                                            2.00
--------------------------------------------------------------------------------
Through third year                                             1.00
--------------------------------------------------------------------------------
Longer than three years                                        0.00

Commission to financial advisors is 2.50%.
Automatic conversion to Class A shares occurs four years after purchase.

YOUR ACCOUNT


PURCHASES OF $500,000 TO LESS THAN $1 MILLION:


CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
Through first year                                             3.00
--------------------------------------------------------------------------------
Through second year                                            2.00
--------------------------------------------------------------------------------
Through third year                                             1.00

Commission to financial advisors is 1.75%.
Automatic conversion to Class A shares occurs three years after purchase.


If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor that does not, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period, but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays the financial advisor firm an up-front commission of 1.00% on sales of Class C shares.


CLASS C SALES CHARGES
--------------------------------------------------------------------------------

HOLDING PERIOD AFTER PURCHASE                    % DEDUCTED WHEN SHARES ARE SOLD
Through first year                                             1.00
--------------------------------------------------------------------------------
Longer than one year                                           0.00

YOUR ACCOUNT


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

YOUR ACCOUNT


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------

METHOD                INSTRUCTIONS
Method                Instructions

Through your          You may call your financial advisor to place your sell order.
financial advisor     To receive the current trading day's price, your financial advisor firm must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time.
                      Your financial advisor may charge you fees for executing a redemption for you.
------------------------------------------------------------------------------------
By exchange           You or your financial advisor may sell shares by exchanging from the Fund into the same share class of another fund at no additional cost.
                      To exchange by telephone, call 1-800-422-3737.
------------------------------------------------------------------------------------
By telephone          You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by
                      calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days.  The dollar limit for telephone sales is $100,000 in a 30-day period.  You do not need to set up this feature in advance of your call.  Certain restrictions apply to retirement accounts.  For details, call
                      1-800-345-6611.
------------------------------------------------------------------------------------
By mail               You may send a signed letter of instruction or stock power form along with any certificates to be sold to the address below.
                      In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell.  All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution.  Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners.  For details, call
                      1-800-345-6611.

                      Mail your letter of instruction to Liberty Funds Services,
                      Inc., P.O. Box 1722, Boston, MA 02105-1722.
------------------------------------------------------------------------------------
By wire               You may sell shares and request that the proceeds be wired to your bank.  You must set up this feature prior to your
                      telephone request.  Be sure to complete the appropriate section of the account application for this feature.
------------------------------------------------------------------------------------
By systematic         You may automatically sell a specified dollar amount or
withdrawal plan       percentage of your account on a monthly, quarterly or
                      semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000.  This feature is not
                      available if you hold your shares in certificate form.  All dividend and capital gains distributions must be reinvested.
                      Be sure to complete the appropriate section of the account application for this feature.
------------------------------------------------------------------------------------
By electronic         You may sell shares and request that the proceeds be
funds transfer        electronically transferred to your bank.  Proceeds may take up to two business days to be received by your bank.  You
                      must set up this feature prior to your request.  Be sure
                      to complete the appropriate section of the account
                      application for this feature.


YOUR ACCOUNT


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.


DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for Class A shares, Class B shares and Class C shares. The annual distribution fee may equal up to 0.75% for each of Class B shares and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account; Sales Charges" for the conversion schedule applicable to Class B shares.

YOUR ACCOUNT

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.


The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's shares outstanding. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class B or C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

YOUR ACCOUNT

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.


DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:


TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------


Dividends             Represents interest and dividends earned from securities
                      held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains         Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund distributes dividends semi-annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------
Reinvest all distributions in additional shares of your current fund

Reinvest all distributions in shares of another fund

Receive dividends in cash (see options below) and reinvest capital gains

Receive all distributions in cash (with one of the following options):

- send the check to your address of record

- send the check to a third party address

- transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

YOUR ACCOUNT


TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income taxes.

                               MANAGING THE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Newport Fund Management, Inc. (Newport), located at 580 California Street, Suite 1960, San Francisco, CA 94104, is the Fund's investment advisor. In its duties as investment advisor, Newport runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Newport has been an investment advisor since 1987. As of January 31, 2002, Newport managed over $1.99 billion in assets.

Newport's investment advisory business is part of a larger organization known as Columbia Management Group, Inc. (Columbia Management). Columbia Management is a wholly owned subsidiary of FleetBoston Financial Corporation and includes several separate legal entities. Newport and these other legal entities are managed by a single management team. These Columbia Management entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Newport is a registered investment advisor.

For the 2001 fiscal year, the Fund paid aggregate fees of 0.75% of average daily net assets to Newport. From November 1, 2000 to January 31, 2001, the Fund paid aggregate fees of 0.75% of average daily net assets to Colonial Management Associates, Inc., the Fund's former advisor.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
CHARLES R. ROBERTS is a Managing Director of international equities of Newport and Newport Pacific Management, Inc. (Newport Pacific), Newport's immediate parent. Mr. Roberts has been employed with Newport and Newport Pacific since November, 1998. Prior to joining Newport and Newport Pacific, he managed the European component of institutional international equity accounts at Progress Investment Management (Progress) since 1997. Prior to joining Progress in 1997, he managed the European component of institutional international equity accounts and was a member of the investment policy committee at Sit/Kim International since 1994.

MICHAEL ELLIS is a Senior Vice President of Newport and Newport Pacific. Prior to joining Newport and Newport Pacific in December, 1996, he was a Vice President at Matthews International Capital Management since September, 1991.

DEBORAH F. SNEE is a Vice President of, and European analyst for Newport and Newport Pacific. Prior to joining Newport and Newport Pacific, Ms. Snee spent five years at Sit/Kim as an emerging markets analyst.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from November 1 to October 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.



THE FUND
--------------------------------------------------------------------------------


                                                                                       Year Ended October 31,

                                                                  2001         2000          1999           1998          1997
                                                                 Class A      Class A       Class A        Class A       Class A
 Net asset value  --
 Beginning of period ($)                                          12.49          13.38          12.26          15.26          14.32
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):

Net investment income (loss) (a)                                  (0.06)          0.08           0.03           0.03           0.10
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
on investments and foreign currency                               (3.41)         (0.89)          2.04          (0.22)          2.29
-----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                  (3.47)         (0.81)          2.07          (0.19)          2.39
===================================================================================================================================

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
From net investment income                                           --          (0.08)            --          (0.07)         (0.03)
-----------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                   --             --             --          (0.08)            --
-----------------------------------------------------------------------------------------------------------------------------------
From net realized gains                                           (0.34)            -- (b)      (0.95)         (2.66)         (1.42)
-----------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gains                                      -- (b)         --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders                      (0.34)         (0.08)         (0.95)         (2.81)         (1.45)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value  --
End of period ($)                                                  8.68          12.49          13.38          12.26          15.26
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (c)                                             (28.55)         (6.15)         17.77          (1.14)         17.87
===================================================================================================================================

RATIOS TO AVERAGE NET ASSETS (%):

Expenses (d)                                                       2.11           1.59           1.64           1.68           1.62
-----------------------------------------------------------------------------------------------------------------------------------

Net investment income (loss) (d)                                  (0.57)          0.56           0.21           0.24           0.67
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                          39             56             43            100             67
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's) ($)                            23,524         50,939         57,814         58,213         34,645

(a) Per share data was calculated using the average shares outstanding during the period.

(b)      Rounds to less than $0.01 per share.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.


(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

FINANCIAL HIGHLIGHTS


                                                                                       Year Ended October 31,

                                                                  2001         2000          1999           1998          1997
                                                                 Class B      Class B       Class B        Class B       Class B
Net asset value --
Beginning of period ($)                                           12.28          13.19          12.14          15.07          14.23
-----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income (loss) (a)                                  (0.13)         (0.02)         (0.07)         (0.06)         (0.01)
-----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
on investments and foreign currency                               (3.36)         (0.84)          2.02          (0.21)          2.27
-----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                  (3.49)         (0.86)          1.95          (0.27)          2.26
===================================================================================================================================

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):

From net investment income                                           --          (0.05)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
From net realized gains                                           (0.34)           --(b)        (0.90)         (2.66)         (1.42)
-----------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gains                                      -- (b)        --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders                      (0.34)         (0.05)         (0.90)         (2.66)         (1.42)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value --
End of period ($)                                                  8.45          12.28          13.19          12.14          15.07
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (c)                                             (29.22)         (6.57)         16.85          (1.76)         16.98
===================================================================================================================================

RATIOS TO AVERAGE NET ASSETS (%):

Expenses (d)                                                       2.86           2.34           2.39           2.43           2.37
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (d)                                  (1.32)         (0.19)         (0.54)         (0.51)         (0.08)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                          39             56             43            100             67
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's) ($)                            22,785         41,664         51,930         57,809         26,817


(a) Per share data was calculated using the average shares outstanding during the period.

(b)      Rounds to less than $0.01 per share.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.


(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

FINANCIAL HIGHLIGHTS


THE FUND
--------------------------------------------------------------------------------

                                                                                   Year Ended October 31,
                                                                  2001         2000           1999          1998          1997 (a)
                                                                 Class C      Class C        Class C       Class C       Class C
 Net asset value  --
Beginning of period ($)                                           12.38         13.30         12.24         15.22         15.91
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):

Net investment income (loss) (b)                                  (0.13)        (0.03)        (0.07)        (0.06)        (0.02)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
on investments and foreign currency                               (3.38)        (0.84)         2.04         (0.18)        (0.67)(c)
-----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                  (3.51)        (0.87)         1.97         (0.24)        (0.69)
===================================================================================================================================
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                                           --         (0.05)           --         (0.04)           --
-----------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                   --            --            --         (0.04)           --
-----------------------------------------------------------------------------------------------------------------------------------
From net realized gains                                           (0.34)           --(d)      (0.91)        (2.66)           --
-----------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gains                                      --(d)            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders                      (0.34)        (0.05)        (0.91)        (2.74)           --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value --
End of period ($)                                                  8.53         12.38         13.30         12.24         15.22
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (e)                                             (29.14)        (6.59)        16.90         (1.53)        (4.34(f)
===================================================================================================================================
RATIOS TO AVERAGE NET ASSETS (%):
Expenses (g)                                                       2.86          2.34          2.39          2.43          2.39(h)
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (g)                                  (1.32)        (0.19)        (0.54)        (0.51)        (0.42(h)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                          39            56            43           100            67
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's) ($)                               746         1,235         1,299         1,171           103

(a) Class C shares were initially offered on August 1, 1997. Per share data reflects activity from that date.

(b) Per share data was calculated using the average shares outstanding during the period.

(c) The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.


(d)      Rounds to less than $0.01 per share.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)      Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(h)      Annualized.

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
 www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Funds Trust III: 811-881
- Liberty Newport International Equity Fund


                           [LIBERTY FUNDS LETTERHEAD]



LIBERTY NEWPORT INTERNATIONAL EQUITY FUND              PROSPECTUS, MARCH 1, 2002
--------------------------------------------------------------------------------


CLASS Z SHARES

Advised by Newport Fund Management, Inc.





Only eligible investors may purchase Class Z shares. See "Your Account - Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



TABLE OF CONTENTS

THE FUND                                                                       2
--------------------------------------------------------------------------------

Investment Goal.......................................................         2

Principal Investment Strategies.......................................         2

Principal Investment Risks............................................         2

Performance History...................................................         4

Your Expenses.........................................................         6

YOUR ACCOUNT                                                                   7
--------------------------------------------------------------------------------

How to Buy Shares.....................................................         7

Eligible Investors....................................................         8

Sales Charges.........................................................         9

How to Exchange Shares................................................         9

How to Sell Shares....................................................         9

Fund Policy on Trading of Fund Shares.................................        11

Other Information About Your Account..................................        11

MANAGING THE FUND                                                             14
--------------------------------------------------------------------------------

Investment Advisor....................................................        14

Portfolio Managers....................................................        14

FINANCIAL HIGHLIGHTS                                                          15
--------------------------------------------------------------------------------


----------------------------
NOT FDIC    MAY LOSE VALUE
           -----------------
INSURED    NO BANK GUARANTEE
----------------------------

THE FUND


GROWTH COMPANIES

In selecting stocks for the Fund, the advisor will choose stocks of growth companies with long-term, above-average growth potential. These companies will be found in market segments that are driving economic growth. Stock selection will target companies with proven management, predictable growth rates and low levels of debt.

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term growth.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, primarily of growth companies located outside of the United States. The Fund is a non-diversified mutual fund and, although it generally will not, it may invest more than 5% of its total assets in the securities of a single issuer.

At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's goal or investment strategies.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.


Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.



Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed investments in other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result

THE FUND

from factors affecting individual companies, industries or the securities market as a whole.


Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.


As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of a single issuer. This may increase issuer risk and, therefore, the Fund may have a greater risk of loss than a similar diversified mutual fund.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND

UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each complete calendar year since the Fund commenced operations. It includes the effects of Fund expenses.


AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and the life of Fund periods. They include the effects of Fund expenses.



The Fund's return is compared to the Morgan Stanley Capital International EAFE
(GDP) Index (Morgan Stanley Index), an unmanaged index that tracks the performance of international stocks. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. It is not possible to invest directly in indices.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------


The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.



CALENDAR YEAR TOTAL RETURNS (CLASS Z)(1)
--------------------------------------------------------------------------------

[BAR CHART]


Year
1992
1993                        33.76%
1994                        -0.93%
1995                        13.06%
1996                        20.63%
1997                         5.95%
1998                        10.56%
1999                        28.91%
2000                       -21.29%
2001                       -25.87%



For period shown in bar chart:
Best quarter:  4th quarter 1999, +22.26%
Worst quarter:  1st quarter 2001, -18.24%

THE FUND


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------


                                  INCEPTION DATE     1 YEAR     5 YEARS    LIFE OF THE FUND
-------------------------------------------------------------------------------------------
Class Z(1) (%)                       2/16/99
    Return Before Taxes                              -25.87      -2.50           4.42
    Return After Taxes on
       Distributions                                 -25.87      -4.03           2.89
    Return After Taxes on
       Distributions and Sale
       of Fund Shares                                -15.76      -2.10           3.34
-------------------------------------------------------------------------------------------
Morgan Stanley Index (%)               N/A           -22.20       2.90           6.37(2)



(1) Class Z is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class of shares. The Class A share returns are not restated to reflect any differences in expenses between Class A shares and the newer class of shares. The Class A share returns have been adjusted to take into account the fact that Class Z shares are sold without sales charges. If differences in expenses were reflected, the returns for periods prior to the inception of the newer class of shares would be higher, since Class Z shares are not subject to service fees. Class A shares were initially offered on June 8, 1992 and Class Z shares were initially offered on February 16, 1999.


(2)      Performance information is from May 31, 1992.

THE FUND


UNDERSTANDING EXPENSES



ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees and other administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:


-        $10,000 initial investment

-        5% total return for each year

-        Fund operating expenses remain the same

-        Assumes reinvestment of all dividends and distributions



YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.




SHAREHOLDER FEES(3) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                                         CLASS Z
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                   0.00
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the lesser of purchase price or
redemption price)                                                         0.00
--------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount redeemed, if applicable)      (4)


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                                         CLASS Z
Management fee (%)                                                          0.75
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                   0.00
--------------------------------------------------------------------------------
Other expenses (%)                                                          1.11
--------------------------------------------------------------------------------
Total annual fund operating expenses (%)                                    1.86


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------

   1 YEAR            3 YEARS            5 YEARS              10 YEARS
    $189              $585               $1,006               $2,180


(3) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.


(4)      There is a $7.50 charge for wiring sale proceeds to your bank.

YOUR ACCOUNT
--------------------------------------------------------------------------------


HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.



OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES
--------------------------------------------------------------------------------

METHOD                     INSTRUCTIONS
Through your               Your financial advisor can help you establish your
financial advisor          account and buy Fund shares on your behalf. To
                           receive the current trading day's price, your
                           financial advisor firm must receive your request
                           prior to the close of the New York Stock Exchange
                           (NYSE), usually 4:00 p.m. Eastern time. Your
                           financial advisor may charge you fees for executing
                           the purchase for you.
--------------------------------------------------------------------------------
By check                   For new accounts send a completed application and
(new account)              check made payable to the Fund to the transfer agent,
                           Liberty Funds Services, Inc., P.O. Box 1722, Boston,
                           MA 02105-1722.
--------------------------------------------------------------------------------
By check                   For existing accounts fill out and return the
(existing account)         additional investment stub included in your quarterly
                           statement, or send a letter of instruction including
                           your Fund name and account number with a check made
                           payable to the Fund to Liberty Funds Services, Inc.,
                           P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By exchange                You or your financial advisor may acquire shares for
                           your account by exchanging shares you own in one fund
                           for shares of the same class or Class A of the Fund
                           at no additional cost. There may be an additional
                           charge if exchanging from a money market fund. To
                           exchange by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By electronic funds        You may purchase shares by electronically
transfer                   transferring money from your bank account to your
                           Fund account by calling 1-800-422-3737. An electronic
                           funds transfer may take up to two business days to
                           settle and be considered in "good form." You must set
                           up this feature prior to your telephone request. Be
                           sure to complete the appropriate section of the
                           application.
--------------------------------------------------------------------------------
Automatic                  You can make monthly or quarterly investments
investment plan            automatically from your bank account to your Fund
                           account. You can select a pre-authorized amount to be
                           sent via electronic funds transfer. Be sure to
                           complete the appropriate section of the application
                           for this feature.
--------------------------------------------------------------------------------
Automated dollar           You can purchase shares for your account by
cost averaging             exchanging $100 or more each month from another fund
                           for shares of the same class of the Fund at no
                           additional cost. You must have a current balance of
                           at least $5,000 in the fund the money is coming from.
                           The designated amount will be exchanged on the third
                           Tuesday of each month. Exchanges will continue so
                           long as your fund balance is sufficient to complete
                           the transfers. You may terminate your program or
                           change the amount of the exchange (subject to the
                           $100 minimum) by calling 1-800-422-3737. Be sure to
                           complete the appropriate section of the account
                           application for this feature.
--------------------------------------------------------------------------------
By dividend                You may automatically invest dividends distributed by
diversification            another fund into the same class of shares of the
                           Fund at no additional sales charge. To invest your
                           dividends in the Fund, call 1-800-345-6611.

YOUR ACCOUNT


ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Eligible Investors are subject to different minimum investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

- any shareholder (or family member of such shareholder) who owned shares of any of the funds of Liberty Acorn Trust on September 29, 2000 (when all of the then outstanding shares of Liberty Acorn Trust were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc., the Fund's distributor;

- any trustee of Liberty Acorn Trust, any employee of Liberty Wanger Asset Management, L.P., or a member of the family of such trustee or employee; and

- any person or entity listed in the account registration for any account (such as joint owners, trustees, custodians, and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has since then continued to hold shares of any fund distributed by Liberty Funds Distributor, Inc.

$100,000 minimum initial investment

- clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee;

- any insurance company, trust company or bank purchasing shares for its own account;

-        any endowment, investment company or foundation; and

- clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates.

No minimum initial investment

- a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third party broker-dealer; and

- any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Liberty Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, transfer or rollover.

YOUR ACCOUNT



CHOOSING A SHARE CLASS

The Fund offers one class of shares in this prospectus -- CLASS Z.

The Fund also offers three additional classes of shares -- Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.



The Fund reserves the right to change the criteria for eligible investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for Class Z or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

YOUR ACCOUNT


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------

METHOD                     INSTRUCTIONS
Through your               You may call your financial advisor to place your
financial advisor          sell order. To receive the current trading day's
                           price, your financial advisor firm must receive your
                           request prior to the close of regular trading on the
                           NYSE, usually 4:00 p.m. Eastern time. Your financial
                           advisor may charge you fees for executing a
                           redemption for you.
--------------------------------------------------------------------------------
By exchange                You or your financial advisor may sell shares by
                           exchanging from the Fund into Class Z shares or Class
                           A shares of another fund at no additional cost. To
                           exchange by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By telephone               You or your financial advisor may sell shares by
                           telephone and request that a check be sent to your
                           address of record by calling 1-800-422-3737, unless
                           you have notified the Fund of an address change
                           within the previous 30 days. The dollar limit for
                           telephone sales is $100,000 in a 30-day period. You
                           do not need to set up this feature in advance of your
                           call. Certain restrictions apply to retirement
                           accounts. For details, call 1-800-345-6611.
--------------------------------------------------------------------------------
By mail                    You may send a signed letter of instruction to the
                           address below. In your letter of instruction, note
                           the Fund's name, share class, account number, and the
                           dollar value or number of shares you wish to sell.
                           All account owners must sign the letter, and
                           signatures must be guaranteed by either a bank, a
                           member firm of a national stock exchange or another
                           eligible guarantor institution. Additional
                           documentation is required for sales by corporations,
                           agents, fiduciaries, surviving joint owners and
                           individual retirement account owners. For details,
                           call 1-800-345-6611.

                           Mail your letter of instruction to Liberty Funds
                           Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By wire                    You may sell shares and request that the proceeds be
                           wired to your bank. You must set up this feature
                           prior to your telephone request. Be sure to complete
                           the appropriate section of the account application
                           for this feature.
--------------------------------------------------------------------------------
By systematic              You may automatically sell a specified dollar amount
withdrawal plan            or percentage of your account on a monthly, quarterly
                           or semi-annual basis and have the proceeds sent to
                           you if your account balance is at least $5,000. All
                           dividend and capital gains distributions must be
                           reinvested. Be sure to complete the appropriate
                           section of the account application for this feature.
--------------------------------------------------------------------------------
By electronic              You may sell shares and request that the proceeds be
funds transfer             electronically transferred to your bank. Proceeds may
                           take up to two business days to be received by your
                           bank. You must set up this feature prior to your
                           request. Be sure to complete the appropriate section
                           of the account application for this feature.

YOUR ACCOUNT


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class Z shares.

YOUR ACCOUNT


UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.


Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:


TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividends                   Represents interest and dividends earned from
                            securities held by the Fund, net of expenses
                            incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains               Represents net long-term capital gains on
                            sales of securities held for more than 12 months and net short-term capital gains which are gains on sales of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund distributes dividends semi-annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.



DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

- send the check to your address of record

- send the check to a third party address

- transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

YOUR ACCOUNT


TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

MANAGING THE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Newport Fund Management, Inc. (Newport), located at 580 California Street, Suite 1960, San Francisco, CA 94104, is the Fund's investment advisor. In its duties as investment advisor, Newport runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Newport has been an investment advisor since 1987. As of January 31, 2002, Newport managed over $1.99 billion in assets.

Newport's investment advisory business is part of a larger organization known as Columbia Management Group, Inc. (Columbia Management). Columbia Management is a wholly owned subsidiary of FleetBoston Financial Corporation and includes several separate legal entities. Newport and these other legal entities are managed by a single management team. These Columbia Management entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Newport is a registered investment advisor.



For the 2001 fiscal year, the fund paid aggregate fees of 0.75% Of average daily net assets to Newport. From November 1, 2000 to January 31, 2001, the Fund paid aggregate fees of 0.75% of average daily net assets to Colonial Management Associates, Inc., the Fund's former advisor.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
CHARLES R. ROBERTS is a Managing Director of international equities of Newport and Newport Pacific Management, Inc. (Newport Pacific), Newport's immediate parent. Mr. Roberts has been employed with Newport and Newport Pacific since November, 1998. Prior to joining Newport and Newport Pacific, he managed the European component of institutional international equity accounts at Progress Investment Management (Progress) since 1997. Prior to joining Progress in 1997, he managed the European component of institutional international equity accounts and was a member of the investment policy committee at Sit/Kim International since 1994.

MICHAEL ELLIS is a Senior Vice President of Newport and Newport Pacific. Prior to joining Newport and Newport Pacific in December, 1996, he was a Vice President at Matthews International Capital Management since September, 1991.


DEBORAH F. SNEE is a Vice President of, and European analyst for Newport and Newport Pacific. Prior to joining Newport and Newport Pacific, Ms. Snee spent five years at Sit/Kim as an emerging markets analyst.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.


 THE FUND
--------------------------------------------------------------------------------


                                                                    Year ended October 31,
                                                          2001               2000             1999 (a)
                                                        Class Z            Class Z            Class Z
Net asset value --
Beginning of period ($)                                  12.56              13.40              11.95
--------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS ($):
Net investment income (loss) (b)                         (0.04)              0.11               0.08
--------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
on investments and foreign currency                      (3.43)             (0.86)              1.37
--------------------------------------------------------------------------------------------------------
Total from Investment Operations                         (3.47)             (0.75)              1.45
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):

Net investment income                                       --              (0.09)                --
--------------------------------------------------------------------------------------------------------
From net realized gains                                  (0.34)           --- (c)                 --
--------------------------------------------------------------------------------------------------------
In excess of net realized gains                        --- (c)                 --                 --
--------------------------------------------------------------------------------------------------------
Total distributions Declared to Shareholders             (0.34)             (0.09)                --
--------------------------------------------------------------------------------------------------------
Net asset value--
End of period ($)                                         8.75              12.56              13.40
--------------------------------------------------------------------------------------------------------
Total return (%) (d)                                    (28.39)             (5.71)          12.13 (e)
--------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS (%):

Expenses (f)                                              1.86               1.34               1.37(g)
--------------------------------------------------------------------------------------------------------
Net investment income (loss) (f)                         (0.32)              0.81               0.85(g)
--------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                      39                 56                 43
--------------------------------------------------------------------------------------------------------
Net assets at end of period (000's) ($)                      1              6,092              5,429


----------


(a) Class Z shares were initially offered on February 16, 1999. Per share data reflects activity from this date.

(b) Per share data was calculated using the average shares outstanding during the period.

(c)   Rounds to less than $0.01 per share.

(d)   Total return at net asset value assuming all distributions reinvested.

(e)   Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(g)   Annualized.

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
 www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Funds Trust III: 811-881

-     Liberty Newport International Equity Fund


LIBERTY NEWPORT GLOBAL EQUITY FUND           Prospectus, March 1, 2002
-------------------------------------------------------------------------------

Class A, B and C Shares

Advised by Newport Fund Management, Inc.


TABLE OF CONTENTS



THE FUND                                2
-------------------------------------------------------------------------------

Investment Goal.........................2

Principal Investment Strategies.........2

Principal Investment Risks..............2

Performance History.....................4

Your Expenses...........................6

YOUR ACCOUNT                            7
-------------------------------------------------------------------------------

How to Buy Shares.......................7

Sales Charges...........................8

How to Exchange Shares.................12

How to Sell Shares.....................12

Fund Policy on Trading of Fund Shares..14

Distribution and Service Fees..........14

Other Information About Your Account...15

MANAGING THE FUND                      18
-------------------------------------------------------------------------------

Investment Advisor.....................18

Portfolio Managers.....................18

FINANCIAL HIGHLIGHTS                   19
-------------------------------------------------------------------------------


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

---------------------------
NOT FDIC  MAY LOSE VALUE
          -----------------
INSURED   NO BANK GUARANTEE
---------------------------

THE FUND
-------------------------------------------------------------------------------

UTILITY COMPANIES

Utility companies in which the Fund may invest include companies engaged in the manufacture, production, generation, transmission, sale or distribution of electricity, natural gas or other types of energy, water or other sanitary services. They also include companies engaged in telecommunications, such as telephone, satellite, microwave and other communications media. The Fund may invest in companies engaged in the manufacture and production of equipment utilized in the energy and telecommunications industries.

INVESTMENT GOAL
-------------------------------------------------------------------------------

The Fund seeks long-term growth by investing primarily in global equities.


PRINCIPAL INVESTMENT STRATEGIES
-------------------------------------------------------------------------------

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. and foreign equity securities. The Fund invests at least 50% of its total assets in the securities of utility companies and may invest up to 50% of the Fund's total assets in U.S. and foreign equity securities and investment-grade debt securities not issued by utility companies. The Fund's investment advisor intends to diversify the Fund's investments among a number of developed countries and market sectors and the Fund will have exposure to at least three countries, including the U.S.

At times, the Fund's advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.


PRINCIPAL INVESTMENT RISKS
-------------------------------------------------------------------------------


The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.


Management risk means that the advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.


Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry

THE FUND


and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Utility company securities are subject to special risks. These securities are generally strongly affected by changes in interest rates, as well as by general competitive and market forces in the utilities industries. As interest rates increase, the value of securities of utility companies tends to decrease, and vice versa. In addition, utility companies may be affected by changes in government regulation. In particular, the value of utility company securities may be adversely affected by increased competition resulting from deregulation.


Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND


UNDERSTANDING PERFORMANCE

Calendar year total returns show the Fund's Class A share performance for each of the last ten calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

Average annual total returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses. The table shows the returns of each share class and includes the effects of sales charges.


The Fund's return is compared to the Morgan Stanley Capital International World Index ND (MSCI Index), an unmanaged index that tracks the performance of global stocks. The Fund's return is also compared to the Standard & Poor's Utilities Index (S&P Utilities Index), an unmanaged index that tracks the performance of domestic utility stocks. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. It is not possible to invest directly in indices.


PERFORMANCE HISTORY
-------------------------------------------------------------------------------


The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares excluding sales charges. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.



  CALENDAR YEAR TOTAL RETURNS (CLASS A)
-------------------------------------------------------------------------------

[BAR CHART]

Year
1992               10.36%
1993               15.04%
1994               -6.85%
1995               18.05%
1996               12.69%
1997               22.46%
1998               17.44%
1999               26.87%
2000              -13.02%
2001              -22.19%


For the period shown in the bar chart:

Best quarter: 4th quarter 1999, +25.44%

Worst quarter: 3rd quarter 2001, -13.69%

THE FUND



After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------


                                  1 YEAR      5 YEARS     10 YEARS
Class A (%)
    Return Before Taxes             -26.66        3.08        6.24
    Return After Taxes on
       Distributions                -26.69        1.32        4.29
    Return After Taxes on
       Distributions and Sale
       of Fund Shares               -16.24        2.50        4.57
-------------------------------------------------------------------------------
Class B (%)
    Return Before Taxes             -26.58        3.21        6.32(1)
    Return After Taxes on
       Distributions                -26.60        1.59        4.52(1)
    Return After Taxes on
       Distributions and Sale
       of Fund Shares               -16.18        2.72        4.75(1)
-------------------------------------------------------------------------------
Class C (%)
    Return Before Taxes             -23.55        3.51        6.32(1)
    Return After Taxes on
       Distributions                -23.57        1.91        4.52(1)
    Return After Taxes on
       Distributions and Sale
       of Fund Shares               -14.34        2.96        4.75(1)
MSCI Index (%)                      -16.82        5.37        8.06
-------------------------------------------------------------------------------
S&P Utilities Index (%)             -30.44        7.29        7.87
-------------------------------------------------------------------------------


---------
(1) Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class A shares were initially offered on October 15, 1991, Class B and Class C shares were initially offered on March 27, 1995.

THE FUND


UNDERSTANDING EXPENSES

Sales Charges are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees, and administrative costs including pricing and custody services.

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain
  the same

- Assumes reinvestment of all dividends and distributions

- Assumes Class B shares convert to Class A shares after eight years

YOUR EXPENSES
-------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


SHAREHOLDER FEES(3) (PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------

                                                     CLASS A   CLASS B   CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                5.75      0.00      0.00
-------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)          1.00(4)   5.00      1.00
-------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount
redeemed, if applicable)                               (5)       (5)       (5)
-------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
-------------------------------------------------------------------------------

                                                     Class A  Class B  Class C
Management fee (%)(6)                                  0.65     0.65     0.65
Distribution and service (12b-1) fees (%)              0.25     1.00     1.00
Other expenses (%)                                     0.49     0.49     0.49
Total annual fund operating expenses (%)               1.39     2.14     2.14



EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
-------------------------------------------------------------------------------


Class                                  1 Year   3 Years     5 Years    10 Years

Class A                                 $708      $990       $1,292     $2,148
-------------------------------------------------------------------------------
Class B:  did not sell your shares      $217      $670       $1,149     $2,282

          sold all your shares at
          the end of the period         $717      $970       $1,349     $2,282
-------------------------------------------------------------------------------
Class C:  did not sell your shares      $217      $670       $1,149     $2,472

          sold all your shares at
          the end of the period         $317      $670       $1,149     $2,472
-------------------------------------------------------------------------------


---------
(3) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(4) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(5)      There is a $7.50 charge for wiring sale proceeds to your bank.

(6) The Fund pays a management fee of 0.40% and an administration fee of 0.25%.

                                  YOUR ACCOUNT
-------------------------------------------------------------------------------

Investment Minimums

Initial Investment..........  $1,000
Subsequent Investments......  $   50
Automatic Investment Plan*..  $   50
Retirement Plan*............  $   25

* The initial investment minimum of $1,000 is waived on these plans.

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

HOW TO BUY SHARES
-------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
-------------------------------------------------------------------------------

METHOD                     INSTRUCTIONS

Through your               Your financial advisor can help you establish your
financial advisor          account and buy Fund shares on your behalf. To
                           receive the current trading day's price, your
                           financial advisor firm must receive your request
                           prior to the close of the New York Stock Exchange
                           (NYSE), usually 4:00 p.m. Eastern time. Your
                           financial advisor may charge you fees for executing
                           the purchase for you.
-------------------------------------------------------------------------------

By check                   For new accounts send a completed application and
(new account)              check made payable to the Fund to the transfer agent,
                           Liberty Funds Services, Inc., P.O. Box 1722, Boston,
                           MA 02105-1722.
-------------------------------------------------------------------------------

By check                   For existing accounts fill out and return the
(existing account)         additional (existing investment stub included in your
                           quarterly statement, or send a letter of instruction
                           including your Fund name and account number with a
                           check made payable to the Fund to Liberty Funds
                           Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
-------------------------------------------------------------------------------

By exchange                You or your financial advisor may acquire shares for
                           your account by exchanging shares you own in one fund
                           for shares of the same class of the Fund at no
                           additional cost. There may be an additional charge if
                           exchanging from a money market fund. To exchange by
                           telephone, call 1-800-422-3737.
-------------------------------------------------------------------------------

By wire You may purchase shares by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.
-------------------------------------------------------------------------------

By electronic funds        You may purchase shares by electronically
transfer                   transferring money from your bank account to your
                           Fund account by calling 1-800-422-3737. An electronic
                           funds transfer may take up to two business days to
                           settle and be considered in "good form." You must set
                           up this feature prior to your telephone request. Be
                           sure to complete the appropriate section of the
                           application.
-------------------------------------------------------------------------------

Automatic                  You can make monthly or quarterly investments
investment plan            automatically from your bank account to your Fund
                           account. You can select a pre-authorized amount to be
                           sent via electronic funds transfer. Be sure to
                           complete the appropriate section of the application
                           for this feature.
-------------------------------------------------------------------------------

Automated dollar           You can purchase shares for your account by
cost averaging             exchanging $100 or more each month from another fund
                           for shares of the same class of the Fund at no
                           additional cost. You must have a current balance of
                           at least $5,000 in the fund the money is coming from.
                           The designated amount will be exchanged on the third
                           Tuesday of each month. Exchanges will continue so
                           long as your fund balance is sufficient to complete
                           the transfers. You may terminate your program or
                           change the amount of the exchange (subject to the
                           $100 minimum) by calling 1-800-422-3737. Be sure to
                           complete the appropriate section of the account
                           application for this feature.
-------------------------------------------------------------------------------


By dividend                You may automatically invest dividends distributed by
diversification            another fund into the same class of shares of the
                           Fund at no additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.

YOUR ACCOUNT


CHOOSING A SHARE CLASS
-------------------------------------------------------------------------------

The Fund offers three classes of shares in this prospectus -- Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

SALES CHARGES
-------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charges are waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. A portion of the sales charge is paid as a commission to your financial advisor firm on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

CLASS A SALES CHARGES
-------------------------------------------------------------------------------

                                                                       % OF
                                                                     OFFERING
                                        AS A % OF                      PRICE
                                       THE PUBLIC       AS A %      RETAINED BY
                                        OFFERING       OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                        PRICE       INVESTMENT   ADVISOR FIRM
-------------------------------------------------------------------------------
Less than $50,000                         5.75           6.10          5.00
$50,000 to less than $100,000             4.50           4.71          3.75
$100,000 to less than $250,000            3.50           3.63          2.75
$250,000 to less than $500,000            2.50           2.56          2.00
$500,000 to less than $1,000,000          2.00           2.04          1.75
$1,000,000 or more                        0.00           0.00          0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchasing through a fee-based program.

YOUR ACCOUNT



UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

PURCHASES OVER $1 MILLION
-------------------------------------------------------------------------------


AMOUNT OF PURCHASE                                         COMMISSION %
First $3 million                                               1.00
-------------------------------------------------------------------------------
$3 million to less than $5 million                             0.80
-------------------------------------------------------------------------------
$5 million to less than $25 million                            0.50
-------------------------------------------------------------------------------
$25 million or more                                            0.25


The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children reaches a sales charge discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor firm an up-front commission on sales of Class B shares as described in the chart below.

YOUR ACCOUNT


PURCHASES OF LESS THAN $250,000:


CLASS B SALES CHARGES
-------------------------------------------------------------------------------

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
Through first year                                             5.00
-------------------------------------------------------------------------------
Through second year                                            4.00
-------------------------------------------------------------------------------
Through third year                                             3.00
-------------------------------------------------------------------------------
Through fourth year                                            3.00
-------------------------------------------------------------------------------
Through fifth year                                             2.00
-------------------------------------------------------------------------------
Through sixth year                                             1.00
-------------------------------------------------------------------------------
Longer than six years                                          0.00
-------------------------------------------------------------------------------

Commission to financial advisors is 5.00%.

Automatic conversion to Class A shares occurs eight years after purchase.


You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms Rights of Accumulation apply, so that if the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will be subject to the lower CDSC and the applicable reduced holding period.


PURCHASES OF $250,000 TO LESS THAN $500,000:


CLASS B SALES CHARGES
-------------------------------------------------------------------------------

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD

Through first year                                             3.00
-------------------------------------------------------------------------------
Through second year                                            2.00
-------------------------------------------------------------------------------
Through third year                                             1.00
-------------------------------------------------------------------------------
Longer than three years                                        0.00
-------------------------------------------------------------------------------

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

YOUR ACCOUNT


PURCHASES OF $500,000 TO LESS THAN $1 MILLION:


CLASS B SALES CHARGES
-------------------------------------------------------------------------------

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
-------------------------------------------------------------------------------

Through first year                                             3.00
-------------------------------------------------------------------------------
Through second year                                            2.00
-------------------------------------------------------------------------------
Through third year                                             1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.


If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the applicable discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor that does not, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period, but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.


CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor firm an up-front commission of 1.00% on sales of Class C shares.


CLASS C SALES CHARGES
-------------------------------------------------------------------------------

HOLDING PERIOD AFTER PURCHASE                    % DEDUCTED WHEN SHARES ARE SOLD

Through first year                                             1.00
-------------------------------------------------------------------------------
Longer than one year                                           0.00

YOUR ACCOUNT


HOW TO EXCHANGE SHARES
-------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
-------------------------------------------------------------------------------

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

YOUR ACCOUNT


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------

METHOD                     INSTRUCTIONS

Through your               You may call your financial advisor to place your
financial advisor          sell order. To receive the current trading day's
                           price, your financial advisor firm must receive your
                           request prior to the close of regular trading on the
                           NYSE, usually 4:00 p.m. Eastern time. Your financial
                           advisor may charge you fees for executing a
                           redemption for you.
--------------------------------------------------------------------------------
By exchange                You or your financial advisor may sell shares by
                           exchanging from the Fund into the same share class of
                           another fund at no additional cost. To exchange by
                           telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By telephone               You or your financial advisor may sell shares by
                           telephone and request that a check be sent to your
                           address of record by calling 1-800-422-3737, unless
                           you have notified the Fund of an address change
                           within the previous 30 days. The dollar limit for
                           telephone sales is $100,000 in a 30-day period. You
                           do not need to set up this feature in advance of your
                           call. Certain restrictions apply to retirement
                           accounts. For details, call 1-800-345-6611.
--------------------------------------------------------------------------------
By mail                    You may send a signed letter of instruction or stock
                           power form along with any certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                           Mail your letter of instruction to Liberty Funds
                           Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By wire                    You may sell shares and request that the proceeds be
                           wired to your bank. You must set up this feature
                           prior to your telephone request. Be sure to complete
                           the appropriate section of the account application
                           for this feature.
--------------------------------------------------------------------------------
By systematic              You may automatically sell a specified dollar amount
withdrawal plan            or percentage of your account on a monthly, quarterly
                           or semi-annual basis and have the proceeds sent to
                           you if your account balance is at least $5,000. This
                           feature is not available if you hold your shares in
                           certificate form. All dividend and capital gains
                           distributions must be reinvested. Be sure to complete
                           the appropriate section of the account application
                           for this feature.
--------------------------------------------------------------------------------
By electronic              You may sell shares and request that the proceeds be
funds transfer             electronically transferred to your bank. Proceeds may
                           take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

YOUR ACCOUNT


FUND POLICY ON TRADING OF FUND SHARES
-------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.


DISTRIBUTION AND SERVICE FEES
-------------------------------------------------------------------------------

The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for Class A shares, Class B shares and Class C shares. The annual distribution fee may equal up to 0.75% for each of Class B shares and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account; Sales Charges" for the conversion schedule applicable to Class B shares.

YOUR ACCOUNT


OTHER INFORMATION ABOUT YOUR ACCOUNT
-------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

YOUR ACCOUNT


UNDERSTANDING FUND DISTRIBUTIONS
-------------------------------------------------------------------------------

The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS
-------------------------------------------------------------------------------


Dividends             Represents interest and dividends earned from securities
                      held by the Fund, net of expenses incurred by the Fund.
-------------------------------------------------------------------------------


Capital gains         Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund distributes dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your current fund
-------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
-------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
-------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

-        send the check to your address of record

-        send the check to a third party address

-        transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

YOUR ACCOUNT


TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income taxes.

                               MANAGING THE FUND
-------------------------------------------------------------------------------

INVESTMENT ADVISOR
-------------------------------------------------------------------------------


Newport Fund Management, Inc. (Newport), located at 580 California Street, Suite 1960, San Francisco, CA 94104, is the Fund's investment advisor. In its duties as investment advisor, Newport runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Newport has been an investment advisor since 1987. As of January 31, 2002, Newport managed over $1.99 billion in assets.



Newport's investment advisory business is part of a larger organization known as Columbia Management Group, Inc. (Columbia Management). Columbia Management is a wholly owned subsidiary of FleetBoston Financial Corporation and includes several separate legal entities. Newport and these other legal entities are managed by a single management team. These Columbia Management entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Newport is a registered investment advisor.



For the 2001 fiscal year, the Fund paid aggregate fees of 0.40% of average daily net assets to Newport. From November 1, 2000 to January 31, 2001, the Fund paid aggregate fees of 0.40% of average daily net assets to Stein Roe & Farnham Incorporated, the Fund's former advisor.



PORTFOLIO MANAGERS
-------------------------------------------------------------------------------

CHARLES R. ROBERTS is a Managing Director of international equities of Newport and Newport Pacific Management, Inc. (Newport Pacific), Newport's immediate parent. Mr. Roberts has been employed with Newport and Newport Pacific since November, 1998. Prior to joining Newport and Newport Pacific, he managed the European component of institutional international equity accounts at Progress Investment Management (Progress) since 1997. Prior to joining Progress in 1997, he managed the European component of institutional international equity accounts and was a member of the investment policy committee at Sit/Kim International since 1994.

ERIK P. GUSTAFSON is a Senior Vice President of Stein Roe, an affiliate of Newport, and co-manager of the Fund. He joined Stein Roe in 1992. He manages Stein Roe's institutional equity accounts and is a portfolio manager of Liberty Growth Stock Fund, Liberty Global Young Investor Fund, Stein Roe Young Investor Fund and Liberty Growth Investor Fund. Mr. Gustafson earned a B.A. degree from the University of Virginia and M.B.A. and J.D. degrees from Florida State University.

                              FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from November 1 to October 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.


 THE FUND
-------------------------------------------------------------------------------


                                                                                  Year Ended October 31,
                                                                2001         2000          1999         1998          1997
                                                              Class A      Class A       Class A      Class A       Class A
 Net asset value--
 Beginning of period ($)                                       16.51        16.85         14.92        13.72         12.00
-------------------------------------------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS ($):
 Net investment income (a)                                     0.03          0.04        0.20(b)      0.24(b)       0.33(b)
-------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on
 investments and foreign currency                             (4.04)         1.34         2.47          2.13         1.74
-------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                             (4.01)         1.38         2.67          2.37         2.07
-------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
 From net investment income                                     ---         (0.01)       (0.16)        (0.25)       (0.35)
-------------------------------------------------------------------------------------------------------------------------------
 From net realized gains                                      (2.12)        (1.71)       (0.58)        (0.92)         ---
-------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized gains                              (0.02)         ---           ---          ---           ---
-------------------------------------------------------------------------------------------------------------------------------
 Total Distributions Declared to Shareholders                 (2.14)        (1.72)       (0.74)        (1.17)       (0.35)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value--
 End of period ($)                                             10.36        16.51         16.85        14.92         13.72
-------------------------------------------------------------------------------------------------------------------------------
 Total return (%) (c)                                         (27.50)        7.89         18.31        18.09         17.40
-------------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (%):
 Expenses (d)                                                  1.39        1.23(e)       1.33(b)      1.30(b)       1.31(b)
-------------------------------------------------------------------------------------------------------------------------------
 Net investment income (d)                                     0.26        0.20(e)       1.21(b)      1.58(b)       2.46(b)
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                    84            63           43          48(f)         48(f)
-------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000's) ($)                        127,953      169,701       174,521      165,566       162,267


--------
(a) Per share data was calculated using the average shares outstanding during the period.

(b) Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of LFC Utilities Trust prior to the termination of its master/feeder fund structure on February 26, 1999.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(e) During the year ended October 31, 2000, the Fund experienced a one-time reduction in its expenses of 0.04% as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the accrual rate at which expenses were incurred throughout the year without the reduction.

(f)      Portfolio turnover disclosed is for LFC Utilities Trust.

FINANCIAL HIGHLIGHTS


THE FUND
-------------------------------------------------------------------------------

                                                                                  Year Ended October 31,
                                                                2001         2000          1999         1998          1997
                                                              Class B      Class B       Class B      Class B       Class B
 Net asset value--
 Beginning of period ($)                                      16.39         16.84         14.91        13.72         12.01
-------------------------------------------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS ($):
 Net investment income (loss) (a)                             (0.06)        (0.09)       0.07(b)      0.12(b)       0.23(b)
-------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on
 investments and foreign currency                             (4.00)         1.33         2.48          2.13         1.73
-------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                             (4.06)         1.24         2.55          2.25         1.96
-------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
 From net investment income                                     ---         (0.01)       (0.04)        (0.14)       (0.25)
-------------------------------------------------------------------------------------------------------------------------------
 From net realized gains                                      (2.12)        (1.68)       (0.58)        (0.92)         ---
-------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized gains                              (0.02)         ---           ---          ---           ---
-------------------------------------------------------------------------------------------------------------------------------
 Total Distributions Declared to Shareholders                 (2.14)        (1.69)       (0.62)        (1.06)       (0.25)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value--
 End of period ($)                                             10.19        16.39         16.84        14.91         13.72
-------------------------------------------------------------------------------------------------------------------------------
 Total return (%) (c)                                         (28.08)        6.97         17.50        17.12         16.43
-------------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (%):
 Expenses (d)                                                  2.14        1.98(e)       2.08(b)      2.05(b)       2.06(b)
-------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss) (d)                             (0.49)      (0.55)(e)      0.46(b)      0.83(b)       1.71(b)
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                    84            63           43          48(f)         48(f)
-------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000's) ($)                        38,083        15,405        7,594        4,957         3,243


---------
(a) Per share data was calculated using the average shares outstanding during the period.

(b) Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of LFC Utilities Trust prior to the termination of its master/feeder fund structure on February 26, 1999.

(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(e) During the year ended October 31, 2000, the Fund experienced a one-time reduction in its expenses of 0.04% as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the accrual rate at which expenses were incurred throughout the year without the reduction.

(f)      Portfolio turnover disclosed is for LFC Utilities Trust.

FINANCIAL HIGHLIGHTS


THE FUND
-------------------------------------------------------------------------------

                                                                                Year Ended October 31,
                                                              2001         2000          1999         1998        1997(a)
                                                            Class C      Class C       Class C      Class C       Class C
 Net asset value--
 Beginning of period ($)                                     16.40        16.84         14.92        13.72         12.00
-----------------------------------------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS ($):
 Net investment income (loss) (b)                           (0.06)        (0.09)       0.07(c)      0.12(c)       0.23(c)
-----------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on
 investments and foreign currency                           (4.00)         1.34         2.47          2.14         1.74
-----------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                           (4.06)         1.25         2.54          2.26         1.97
-----------------------------------------------------------------------------------------------------------------------------

 LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
 From net investment income                                   ---         (0.01)       (0.04)        (0.14)       (0.25)
-----------------------------------------------------------------------------------------------------------------------------
 From net realized gains                                    (2.12)        (1.68)       (0.58)        (0.92)         ---
-----------------------------------------------------------------------------------------------------------------------------
 In excess of net realized gains                            (0.02)         ---           ---          ---           ---
-----------------------------------------------------------------------------------------------------------------------------
 Total Distributions Declared to Shareholders               (2.14)        (1.69)       (0.62)        (1.06)       (0.25)
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value--
 End of period ($)                                           10.20        16.40         16.84        14.92         13.72
-----------------------------------------------------------------------------------------------------------------------------
 Total return (%) (d)                                       (28.06)        7.03         17.42        17.20         16.53
-----------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (%):
 Expenses (e)                                                2.14        1.98(f)       2.08(c)      2.05(c)       2.06(c)
-----------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss) (e)                           (0.49)      (0.55)(f)      0.46(c)      0.83(c)       1.71(c)
-----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                  84            63           43          48(g)         48(g)
-----------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000's) ($)                       1,696        1,030         1,191         970           818


------
(a)  Effective July 1, 1997, Class D shares were redesignated Class C shares.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of LFC Utilities Trust prior to the termination of their master/feeder fund structure on February 26, 1999.

(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(f) During the year ended October 31, 2000, the Fund experienced a one-time reduction in its expenses of 0.04% as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the accrual rate at which expenses were incurred throughout the year without the reduction.

(g)  Portfolio turnover disclosed is for LFC Utilities Trust.

FOR MORE INFORMATION
-------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-Mail address publicinfo@sec.gov or, by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Funds Trust III: 811-881

- Liberty Newport Global Equity Fund

733-01/986I-0202